                               [NATIONWIDE LOGO]




                                  NATIONWIDE(R)
                                    VARIABLE
                                     ACCOUNT

                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 1998


                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

                               [NATIONWIDE LOGO]


                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                        [PICTURE OF JOSEPH J. GASPER]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 1998 annual report of the Nationwide Variable Account.

Equity markets again defied the odds in 1998 to tally a fourth straight year of double-digit gains, as measured by the major indices. This surprise came following the breathtaking correction during the third quarter that gave us a broad double-digit retreat. Fixed income investments also provided respectable returns in 1998, supported by the continued low inflationary environment and favorable Federal Reserve actions.

The performance of the American economy continues strong into 1999. However, we believe the persisting slump in Asia and recent difficulties in Latin America will inevitably take their toll and dampen growth in the United States. This moderation, we think, will be healthy for our economy and get us back to a more sustainable growth level. We look for interest rates to continue within the range of the recent past, and we expect inflation to remain subdued. Moreover, we remain optimistic about long-term prospects for U.S. business activity; holders of financial assets should continue to profit from the anticipated favorable investment climate.

We are pleased you have chosen our Company to provide the investment products and services to help you meet your retirement savings and financial planning goals.


                           Joseph J. Gasper, President
                                February 16, 1999

--------------------------------------------------------------------------------
                           NATIONWIDE VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 1998


ASSETS:

   Investments at market value:

American Century: Benham Short-Term Government Fund (ACBenSTGvt)
   318,360 shares (cost $3,023,746) .............................................   $ 3,037,155

American Century: Income & Growth Fund (ACIncGro)
   239,477 shares (cost $6,466,421) .............................................     7,004,694

American Century: Twentieth Century Growth Fund (ACTCGro)
   496,230 shares (cost $11,178,870) ............................................    13,477,614

American Century: Twentieth Century International Growth Fund (ACTCIntlGr)
   92,684 shares (cost $888,476) ................................................       887,911

American Century: Twentieth Century Ultra Fund (ACTCUltra)
   523,376 shares (cost $15,463,890) ............................................    17,485,992

Delaware Group Delchester High-Yield Bond Fund, Inc. -
Delchester Fund Institutional Class (DeHYBd)
   185,894 shares (cost $1,183,704) .............................................     1,093,058

Dreyfus A Bonds Plus, Inc. (DryABds)
   149,493 shares (cost $2,174,658) .............................................     2,092,907

Dreyfus Appreciation Fund, Inc. (DryApp)
   17,044 shares (cost $655,061) ................................................       717,021

Dreyfus Balanced Fund, Inc. (DryBal)
   9,850 shares (cost $165,759) .................................................       159,865

Dreyfus S&P 500 Index Fund (Dry500Ix)
   342,009 shares (cost $10,241,491) ............................................    12,445,691

The Dreyfus Third Century Fund, Inc. (Dry3dCen)
   87,714 shares (cost $974,509) ................................................     1,077,129

Evergreen Income and Growth Fund - Class Y (EvIncGro)
   62,239 shares (cost $1,302,771) ..............................................     1,281,509

Federated High Yield Trust (FedHiYld)
   54,906 shares (cost $487,047) ................................................       489,217

Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F (FedBdFd)
   121,397 shares (cost $1,216,998) .............................................     1,205,468

Fidelity Advisor Balanced Fund - Class T (FABal)
   24,900 shares (cost $484,215) ................................................       465,377

Fidelity Advisor Equity Income Fund - Class T (FAEqInc)
   60,237 shares (cost $1,512,578) ..............................................     1,708,317

Fidelity Advisor Growth Opportunities Fund - Class T (FAGrOpp)
   145,021 shares (cost $6,129,380) .............................................     7,285,842


Fidelity Advisor High Yield Fund - Class T (FAHiYld)
   249,871 shares (cost $3,168,604) .............................................     2,831,038

Fidelity Asset Manager(TM) (FidAsMgr)
   238,304 shares (cost $4,125,986) .............................................     4,144,111

Fidelity Capital & Income Fund (FidCapInc)
   130,527 shares (cost $1,210,400) .............................................     1,211,289

Fidelity Equity-Income Fund (FidEqInc)
   307,411 shares (cost $12,698,617) ............................................    17,076,675

Fidelity Magellan(R) Fund (FidMgln)
   188,315 shares (cost $16,971,067) ............................................    22,752,212

Fidelity Puritan(R) Fund (FidPurtn)
   716,357 shares (cost $13,049,557) ............................................    14,377,276

Fidelity VIP - High Income Portfolio (FidVIPHI)
   10,523 shares (cost $119,580) ................................................       121,328

Franklin Mutual Series Fund Inc. - Mutual Shares Fund - Class 1 (FranMutSer)
   9,538 shares (cost $202,331) .................................................       185,899

Janus Fund (JanFund)
   181,212 shares (cost $4,911,487) .............................................     6,097,787

Janus Twenty Fund (Jan20Fd)
   307,989 shares (cost $11,441,360) ............................................    16,415,836

Janus Worldwide Fund (JanWrldwde)
   147,751 shares (cost $6,154,382) .............................................     6,997,491

Lazard Small Cap Portfolio - Open Shares (LazSmCap)
   26 shares (cost $454) ........................................................           454

MFS(R) World Governments Fund - Class A (MFSWdGvt)
   71,179 shares (cost $784,874) ................................................       751,652

Nationwide(R) Bond Fund - Class D (NWBdFd)
   164,377 shares (cost $1,548,837) .............................................     1,601,029

Nationwide(R) Fund - Class D (NWFund)
   230,420 shares (cost $6,212,047) .............................................     7,467,925

Nationwide(R) Growth Fund - Class D (NWGroFd)
   206,739 shares (cost $2,971,890) .............................................     3,543,500

Nationwide(R) Money Market Fund (NWMyMkt)
   11,440,557 shares (cost $11,440,557) .........................................    11,440,557

Nationwide(R) Intermediate U.S. Government Bond Fund - Class D(NWUSGvt)
   49,384 shares (cost $523,959) ................................................       517,051

Neuberger & Berman Genesis Trust (NBGenesTr)
   30,745 shares (cost $673,006) ................................................       625,352

Neuberger & Berman Guardian Trust (NBGuardTr)
   334,515 shares (cost $8,494,757) .............................................     7,499,825

Neuberger & Berman Limited Maturity Bond Fund (NBLtdMat)
   99,401 shares (cost $991,117) ................................................       981,091

Neuberger & Berman Partners Fund (NBPartFd)
   365,841 shares (cost $9,830,942) .............................................     9,328,945

                                                                     (Continued)


 Oppenheimer Global Fund - Class A (OppGlob)
    170,554 shares (cost $7,334,345) ............................................     7,265,612

 Phoenix Balanced Fund Series - Class A (PhxBalFd)
    45,951 shares (cost $754,993) ...............................................       795,880

 Prestige International Fund - Class A (PrInt)
    172 shares (cost $1,815) ....................................................         1,815

 Prestige Small Cap Fund - Class A (PrSmCap)
    42 shares (cost $454) .......................................................           454

 Strong Total Return Fund, Inc. (StTotRet)
    58,723 shares (cost $1,684,593) .............................................     2,024,753

 Templeton Foreign Fund - Class I (TemForFd)
    485,063 shares (cost $4,900,840) ............................................     4,069,681

 Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)
    124,909 shares (cost $4,433,313) ............................................     4,992,600

 Warburg Pincus Global Fixed - Income Fund - Common Shares (WPGlFxInc)
    14,142 shares (cost $148,345) ...............................................       149,910
                                                                                   ------------

       Total investments ........................................................   227,183,795

Accounts receivable .............................................................        42,466
                                                                                   ------------

       Total assets .............................................................   227,226,261

Accounts payable ................................................................           308
                                                                                   ------------

Contract owners' equity (note 4) ................................................  $227,225,953
                                                                                   ============

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                        6

                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                               TOTAL                            ACBENSTGVT
                                                    ---------------------------         ---------------------------
                                                      1998            1997                1998            1997
                                                   -------------   -------------       -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $   3,196,414        2,943,209          162,608          177,782
  Mortality, expense and administration
    charges (note 2) ..........................      (2,533,959)      (1,849,500)         (40,633)         (42,118)
                                                  -------------    -------------    -------------    -------------
    Net investment activity ...................         662,455        1,093,709          121,975          135,664
                                                  -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .......      56,416,999       47,219,466          723,023          925,121
  Cost of mutual fund shares sold .............     (48,174,169)     (41,630,262)        (721,176)        (914,401)
                                                  -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .......       8,242,830        5,589,204            1,847           10,720
  Change in unrealized gain (loss)
    on investments ............................      14,063,893        6,076,074           17,698           (2,838)
                                                  -------------    -------------    -------------    -------------
    Net gain (loss) on investments ............      22,306,723       11,665,278           19,545            7,882
                                                  -------------    -------------    -------------    -------------
  Reinvested capital gains ....................      11,574,852       13,114,383                -                -
                                                  -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........      34,544,030       25,873,370          141,520          143,546
                                                  -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      53,270,516       36,040,726          668,275          178,490
  Transfers between funds .....................               -                -            7,071          (53,232)
  Redemptions .................................     (23,621,452)     (12,768,924)        (835,080)        (517,635)
  Annuity benefits ............................         (27,891)         (17,520)            (952)            (938)
  Annual contract maintenance charge (note 2)..        (169,891)        (108,625)          (1,748)          (1,865)
  Contingent deferred sales charges (note 2) ..        (324,873)        (262,567)          (1,752)         (15,741)
  Adjustments to maintain reserves ............             788            9,849              290              301
                                                  -------------    -------------    -------------    -------------
    Net equity transactions ...................      29,127,197       22,892,939         (163,896)        (410,620)
                                                  -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........      63,671,227       48,766,309          (22,376)        (267,074)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...     163,554,726      114,788,417        3,059,798        3,326,872
                                                  -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $ 227,225,953      163,554,726        3,037,422        3,059,798
                                                  =============    =============    =============    =============




                                                            ACINCGRO                           ACTCGRO
                                                   ---------------------------       ---------------------------
                                                       1998            1997              1998            1997
                                                  -------------   -------------     -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $      64,541           15,209                -                -
  Mortality, expense and administration
    charges (note 2) ..........................         (61,634)         (12,374)        (152,386)        (134,498)
                                                  -------------    -------------    -------------    -------------
    Net investment activity ...................           2,907            2,835         (152,386)        (134,498)
                                                  -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .......       2,702,912        1,753,420        1,724,411        2,899,543
  Cost of mutual fund shares sold .............      (2,527,718)      (1,566,771)      (1,226,965)      (2,626,829)
                                                  -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .......         175,194          186,649          497,446          272,714
  Change in unrealized gain (loss)
       on investments..........................         627,403          (79,760)         968,585          768,718
                                                  -------------    -------------    -------------    -------------
    Net gain (loss) on investments ............         802,597          106,889        1,466,031        1,041,432
                                                  -------------    -------------    -------------    -------------
  Reinvested capital gains ....................         275,147          150,836        2,228,156        1,546,715
                                                  -------------    -------------    -------------    -------------
   Net increase (decrease) in contract owners'.
        equity resulting from operations ......       1,080,651          260,560        3,541,801        2,453,649
                                                  -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       2,774,469          589,787          646,577          482,037
  Transfers between funds .....................       1,481,828          869,824         (134,689)        (543,754)
  Redemptions .................................        (220,883)         (14,946)      (1,058,730)      (1,535,818)
  Annuity benefits ............................               -                -          (12,964)          (4,775)
  Annual contract maintenance charge (note 2) .          (2,588)            (224)         (14,839)         (16,461)
  Contingent deferred sales charges (note 2) ..          (5,005)             (78)          (6,993)         (16,969)
  Adjustments to maintain reserves ............            (981)              (3)           3,397            9,189
                                                  -------------    -------------    -------------    -------------
      Net equity transactions .................       4,026,840        1,444,360         (578,241)      (1,626,551)
                                                  -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       5,107,491        1,704,920        2,963,560          827,098
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...       1,896,251          191,331       10,517,144        9,690,046
                                                  -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $   7,003,742        1,896,251       13,480,704       10,517,144
                                                  =============    =============    =============    =============

(Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                            ACTCINTLGR                       ACTCULTRA
                                                    ---------------------------     ---------------------------
                                                      1998              1997             1998             1997
                                                  -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $       1,491            1,451                -            4,160
  Mortality, expense and administration
    charges (note 2) ..........................         (10,515)          (7,272)        (183,975)        (122,017)
                                                  -------------    -------------    -------------    -------------
    Net investment activity ...................          (9,024)          (5,821)        (183,975)        (117,857)
                                                  -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .......         622,576          411,368        1,479,795        1,635,447
  Cost of mutual fund shares sold .............        (562,613)        (361,201)      (1,263,460)      (1,055,134)
                                                  -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .......          59,963           50,167          216,335          580,313
  Change in unrealized gain (loss) on investments        35,468          (27,035)       2,426,265         (936,614)
                                                  -------------    -------------    -------------    -------------
    Net gain (loss) on investments ............          95,431           23,132        2,642,600         (356,301)
                                                  -------------    -------------    -------------    -------------
  Reinvested capital gains ....................          12,976           65,811        1,488,048        2,211,772
                                                  -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
        equity resulting from operations ......          99,383           83,122        3,946,673        1,737,614
                                                  -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................         282,424          154,962        3,883,377        3,371,633
  Transfers between funds .....................          47,185          (81,095)        (311,089)        (589,520)
  Redemptions .................................         (38,282)        (151,902)      (1,084,444)        (729,493)
  Annuity benefits ............................               -                -                -                -
  Annual contract maintenance charge (note 2) .            (677)            (269)         (14,129)          (7,543)
  Contingent deferred sales charges (note 2) ..            (699)          (6,228)         (23,446)         (23,504)
  Adjustments to maintain reserves ............              14              (16)             172               96
                                                  -------------    -------------    -------------    -------------
      Net equity transactions .................         289,965          (84,548)       2,450,441        2,021,669
                                                  -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........         389,348           (1,426)       6,397,114        3,759,283
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...         498,568          499,994       11,089,110        7,329,827
                                                  -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $     887,916          498,568       17,486,224       11,089,110
                                                  =============    =============    =============    =============





                                                               DEHYBD                            DRYABDS
                                                     ---------------------------        ---------------------------
                                                         1998            1997               1998            1997
                                                     -------------   -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     123,276          116,418          115,918          109,727
  Mortality, expense and administration
    charges (note 2) ............................         (16,341)         (16,476)         (25,437)         (23,480)
                                                    -------------    -------------    -------------    -------------
    Net investment activity .....................         106,935           99,942           90,481           86,247
                                                    -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........         341,656          192,668        1,243,229          870,811
  Cost of mutual fund shares sold ...............        (327,084)        (185,268)      (1,219,521)        (874,737)
                                                    -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .........          14,572            7,400           23,708           (3,926)
  Change in unrealized gain (loss) on investments        (151,204)          43,399         (120,982)          38,180
                                                    -------------    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (136,632)          50,799          (97,274)          34,254
                                                    -------------    -------------    -------------    -------------
  Reinvested capital gains ......................               -                -           32,247           21,033
                                                    -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
        equity resulting from operations ........         (29,697)         150,741           25,454          141,534
                                                    -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         156,659          236,070          545,761          592,080
  Transfers between funds .......................        (127,468)         143,298          (80,789)        (506,273)
  Redemptions ...................................        (241,587)        (144,393)        (241,342)        (228,961)
  Annuity benefits ..............................               -                -                -                -
  Annual contract maintenance charge (note 2) ...            (495)            (393)          (1,451)          (1,091)
  Contingent deferred sales charges (note 2) ....          (1,713)          (3,311)          (3,165)          (3,508)
  Adjustments to maintain reserves ..............             (83)              20             (408)               6
                                                    -------------    -------------    -------------    -------------
      Net equity transactions ...................        (214,687)         231,291          218,606         (147,747)
                                                    -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........        (244,384)         382,032          244,060           (6,213)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       1,340,246          958,214        1,848,441        1,854,654
                                                    -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $   1,095,862        1,340,246        2,092,501        1,848,441
                                                    =============    =============    =============    =============



                         NATIONWIDE VARIABLE ACCOUNT
                     STATEMENTS OF OPERATIONS AND CHANGES
                          IN CONTRACT OWNERS' EQUITY
                    YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                                 DRYAPP                          DRYBAL
                                                      ---------------------------     ---------------------------
                                                         1998            1997            1998            1997
                                                    -------------    -------------   -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       3,740                -           3,036                -
  Mortality, expense and administration
    charges (note 2) ............................          (3,370)               -          (1,249)               -
                                                    -------------    -------------   -------------    -------------
    Net investment activity .....................             370                -           1,787                -
                                                    -------------    -------------   -------------    -------------

  Proceeds from mutual fund shares sold .........         108,365                -          38,449                -
  Cost of mutual fund shares sold ...............        (104,926)               -         (38,148)               -
                                                    -------------    -------------   -------------    -------------
    Realized gain (loss) on investments .........           3,439                -             301                -
  Change in unrealized gain (loss) on
    investments .................................          61,961                -          (5,894)               -
                                                    -------------    -------------   -------------    -------------
    Net gain (loss) on investments ..............          65,400                -          (5,593)               -
                                                    -------------    -------------   -------------    -------------
  Reinvested capital gains ......................           1,147                -           8,351                -
                                                    -------------    -------------   -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          66,917                -           4,545                -
                                                    -------------    -------------   -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         301,616                -         123,154                -
  Transfers between funds .......................         367,247                -          63,401                -
  Redemptions ...................................         (18,608)               -         (31,225)               -
  Annuity benefits ..............................               -                -               -                -
  Annual contract maintenance charge (note 2) ...            (113)               -              (9)               -
  Contingent deferred sales charges (note 2) ....             (36)               -               -                -
  Adjustments to maintain reserves ..............             273                -             (50)               -
                                                    -------------    -------------   -------------    -------------
      Net equity transactions ...................         650,379                -         155,271                -
                                                    -------------    -------------   -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         717,296                -         159,816                -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....               -                -               -                -
                                                    -------------    -------------   -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $     717,296                -         159,816                -
                                                    =============    =============   =============    =============





                                                            DRY500IX                          DRY3DCEN
                                                   ---------------------------       ---------------------------
                                                       1998             1997             1998            1997
                                                  -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $     120,795           76,946                -            1,186
  Mortality, expense and administration
    charges (note 2) ..........................        (129,044)         (65,774)         (11,355)          (7,462)
                                                  -------------    -------------    -------------    -------------
    Net investment activity ...................          (8,249)          11,172          (11,355)          (6,276)
                                                  -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .......       2,847,389        2,535,120          277,680          479,349
  Cost of mutual fund shares sold .............      (2,101,605)      (2,054,865)        (215,841)        (427,821)
                                                  -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .......         745,784          480,255           61,839           51,528
  Change in unrealized gain (loss) on invest ..       1,493,487          604,315           68,617           39,050
                                                  -------------    -------------    -------------    -------------
    Net gain (loss) on investments ............       2,239,271        1,084,570          130,456           90,578
                                                  -------------    -------------    -------------    -------------
  Reinvested capital gains ....................           2,453          117,343          106,354           53,383
                                                  -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
        equity resulting from operations ......       2,233,475        1,213,085          225,455          137,685
                                                  -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       3,936,518        1,991,411          195,911          338,691
  Transfers between funds .....................           1,528        1,332,333            7,991           41,154
  Redemptions .................................      (1,319,672)        (182,233)         (70,148)        (125,882)
  Annuity benefits ............................               -                -                -                -
  Annual contract maintenance charge (note 2) .          (8,663)          (2,126)          (1,341)            (358)
  Contingent deferred sales charges (note 2) ..         (28,571)          (2,808)          (2,211)          (3,494)
  Adjustments to maintain reserves ............              51              420                1               33
                                                  -------------    -------------    -------------    -------------
    Net equity transactions ...................       2,581,191        3,136,997          130,203          250,144
                                                  -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       4,814,666        4,350,082          355,658          387,829
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...       7,631,150        3,281,068          721,473          333,644
                                                  -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $  12,445,816        7,631,150        1,077,131          721,473
                                                  =============    =============    =============    =============

(Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                               EVINCGRO                          FEDHIYLD
                                                      ---------------------------       ---------------------------
                                                         1998            1997            1998            1997
                                                    -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      53,014           46,100           10,742                -
  Mortality, expense and administration
    charges (note 2) ............................         (15,523)         (12,752)          (1,643)               -
                                                    -------------    -------------    -------------    -------------
    Net investment activity .....................          37,491           33,348            9,099                -
                                                    -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........         141,082          124,635            6,112                -
  Cost of mutual fund shares sold ...............        (121,276)        (118,286)          (6,420)               -
                                                    -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .........          19,806            6,349             (308)               -
  Change in unrealized gain (loss) on invest ....        (202,823)         103,540            2,169                -
                                                    -------------    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (183,017)         109,889            1,861                -
                                                    -------------    -------------    -------------    -------------
  Reinvested capital gains ......................         119,607           68,181                -                -
                                                    -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
        equity resulting from operations ........         (25,919)         211,418           10,960                -
                                                    -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         529,511           60,014           52,736                -
  Transfers between funds .......................          (1,596)         (27,145)         427,826                -
  Redemptions ...................................        (329,204)         (50,285)          (2,247)               -
  Annuity benefits ..............................               -                -                -                -
  Annual contract maintenance charge (note 2) ...            (584)            (423)             (13)               -
  Contingent deferred sales charges (note 2) ....            (286)          (1,158)             (46)               -
  Adjustments to maintain reserves ..............               3               10              162                -
                                                    -------------    -------------    -------------    -------------
    Net equity transactions ...................           197,844          (18,987)         478,418                -
                                                    -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         171,925          192,431          489,378                -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       1,109,581          917,150                -                -
                                                    -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $   1,281,506        1,109,581          489,378                -
                                                    =============    =============    =============    =============




                                                                      FEDBDFD                           FABAL
                                                            ---------------------------      ---------------------------
                                                                1998            1997          1998           1997
                                                           -------------  -------------  -------------  -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................................   $    63,263         21,641         11,502          3,087
  Mortality, expense and administration
    charges (note 2) .....................................       (11,793)        (3,878)        (4,942)        (1,279)
                                                             -----------    -----------    -----------    -----------
    Net investment activity ..............................        51,470         17,763          6,560          1,808
                                                             -----------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold ..................        87,912         36,495        463,667         20,257
  Cost of mutual fund shares sold ........................       (85,985)       (36,293)      (435,638)       (18,774)
                                                             -----------    -----------    -----------    -----------
    Realized gain (loss) on investments ..................         1,927            202         28,029          1,483
  Change in unrealized gain (loss) on investments.........       (22,462)        11,825        (21,984)         2,888
                                                             -----------    -----------    -----------    -----------
    Net gain (loss) on investments .......................       (20,535)        12,027          6,045          4,371
                                                             -----------    -----------    -----------    -----------
  Reinvested capital gains ...............................             -              -         35,081          9,912
                                                             -----------    -----------    -----------    -----------
   Net increase (decrease) in contract owners'
        equity resulting from operations .................        30,935         29,790         47,686         16,091
                                                             -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................................       217,429         42,403        285,138        115,578
  Transfers between funds ................................       627,230        206,842        (26,713)        23,256
  Redemptions ............................................       (41,428)        (7,402)       (15,263)        (8,828)
  Annuity benefits .......................................             -              -              -              -
  Annual contract maintenance charge (note 2) ............          (198)           (21)          (415)           (76)
  Contingent deferred sales charges (note 2) .............            (1)             -           (539)          (348)
  Adjustments to maintain reserves .......................            (3)            (6)           (12)           (26)
                                                             -----------    -----------    -----------    -----------
    Net equity transactions ..............................       803,029        241,816        242,196        129,556
                                                             -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....................       833,964        271,606        289,882        145,647
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ..............       371,500         99,894        175,488         29,841
                                                             -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....................   $ 1,205,464        371,500        465,370        175,488
                                                             ===========    ===========    ===========    ===========



                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                             FAEQINC                         FAGROPP
                                                    ---------------------------     ---------------------------
                                                      1998             1997             1998             1997
                                                  -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................... $      10,023            9,331           48,032           48,467
  Mortality, expense and administration
    charges (note 2) ............................       (18,599)         (12,553)         (78,505)         (46,701)
                                                  -------------    -------------    -------------    -------------
    Net investment activity .....................        (8,576)          (3,222)         (30,473)           1,766
                                                  -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........       319,587          146,787        1,353,752        1,220,774
  Cost of mutual fund shares sold ...............      (238,766)        (121,404)      (1,094,861)        (997,920)
                                                  -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .........        80,821           25,383          258,891          222,854
  Change in unrealized gain (loss) on investments        55,249          113,836          732,635          375,374
                                                  -------------    -------------    -------------    -------------
    Net gain (loss) on investments ..............       136,070          139,219          991,526          598,228
                                                  -------------    -------------    -------------    -------------
  Reinvested capital gains ......................        71,848           67,192          251,548          246,460
                                                  -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
        equity resulting from operations ........       199,342          203,189        1,212,601          846,454
                                                  -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       451,869          197,077        1,711,707        1,354,651
  Transfers between funds .......................        35,389          169,371          (64,906)         633,126
  Redemptions ...................................      (185,723)         (41,115)        (359,563)        (155,973)
  Annuity benefits ..............................             -                -                -                -
  Annual contract maintenance charge (note 2) ...        (1,384)            (369)          (5,519)          (1,594)
  Contingent deferred sales charges (note 2) ....        (1,588)          (1,252)          (6,868)          (4,894)
  Adjustments to maintain reserves ..............            (6)              23               44               78
                                                  -------------    -------------    -------------    -------------
    Net equity transactions ...................         298,557          323,735        1,274,895        1,825,394
                                                  -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       497,899          526,924        2,487,496        2,671,848
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     1,210,420          683,496        4,798,392        2,126,544
                                                  -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ........... $   1,708,319        1,210,420        7,285,888        4,798,392
                                                  =============    =============    =============    =============



                                                                FAHIYLD                     FIDASMGR
                                                      ---------------------------    ---------------------------
                                                           1998           1997            1998            1997
                                                     --------------  -------------  -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     255,735        148,014          117,170          110,938
  Mortality, expense and administration
    charges (note 2) ............................         (38,336)       (20,450)         (49,446)         (42,804)
                                                    -------------  -------------    -------------    -------------
    Net investment activity .....................         217,399        127,564           67,724           68,134
                                                    -------------  -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........       1,050,322        321,627          896,828          821,473
  Cost of mutual fund shares sold ...............      (1,032,112)      (303,939)        (671,236)        (677,732)
                                                    -------------  -------------    -------------    -------------
    Realized gain (loss) on investments .........          18,210         17,688          225,592          143,741
  Change in unrealized gain (loss) on investments        (349,860)         5,965         (393,169)         197,082
                                                    -------------  -------------    -------------    -------------
    Net gain (loss) on investments ..............        (331,650)        23,653         (167,577)         340,823
                                                    -------------  -------------    -------------    -------------
  Reinvested capital gains ......................          31,024         51,990          626,712          205,712
                                                    -------------  -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (83,227)       203,207          526,859          614,669
                                                    -------------  -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         814,267        743,205          740,021          634,370
  Transfers between funds .......................        (223,421)       829,565          (76,681)        (301,774)
  Redemptions ...................................        (195,080)       (78,562)        (694,794)        (313,159)
  Annuity benefits ..............................               -              -                -                -
  Annual contract maintenance charge (note 2) ...          (1,287)          (449)          (2,816)          (2,060)
  Contingent deferred sales charges (note 2) ....          (3,651)        (1,423)         (16,506)          (8,276)
  Adjustments to maintain reserves ..............             446           (337)              21               43
                                                    -------------  -------------    -------------    -------------
      Net equity transactions ...................         391,274      1,491,999          (50,755)           9,144
                                                    -------------  -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         308,047      1,695,206          476,104          623,813
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       2,492,698        797,492        3,668,034        3,044,221
                                                    -------------  -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $   2,800,745      2,492,698        4,144,138        3,668,034
                                                    =============  =============    =============    =============

                                       11
(Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                               FIDCAPINC                      FIDEQINC
                                                     ---------------------------      ---------------------------
                                                         1998            1997            1998            1997
                                                    -------------   -------------   -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     117,272         87,131          269,798          309,641
  Mortality, expense and administration
    charges (note 2) ............................         (16,266)       (15,505)        (229,390)        (206,648)
                                                    -------------  -------------    -------------    -------------
    Net investment activity .....................         101,006         71,626           40,408          102,993
                                                    -------------  -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........         139,878        119,208        3,943,497        2,893,495
  Cost of mutual fund shares sold ...............        (116,142)      (102,280)      (2,379,246)      (1,851,804)
                                                    -------------  -------------    -------------    -------------
    Realized gain (loss) on investments .........          23,736         16,928        1,564,251        1,041,691
  Change in unrealized gain (loss) on investments        (112,592)        66,754         (528,172)       2,069,323
                                                    -------------  -------------    -------------    -------------
    Net gain (loss) on investments ..............         (88,856)        83,682        1,036,079        3,111,014
                                                    -------------  -------------    -------------    -------------
  Reinvested capital gains ......................          32,589              -          735,781          658,912
                                                    -------------  -------------    -------------    -------------
    Net increase (decrease) in contract owners'
       equity resulting from operations .........          44,739        155,308        1,812,268        3,872,919
                                                    -------------  -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................           1,897              -        1,203,569        1,025,601
  Transfers between funds .......................          (8,199)        (2,573)      (1,030,099)          20,535
  Redemptions ...................................        (112,832)       (97,708)      (2,317,284)      (1,703,965)
  Annuity benefits ..............................          (1,566)        (1,097)          (4,684)          (3,737)
  Annual contract maintenance charge (note 2) ...          (1,764)        (2,112)         (17,633)         (16,868)
  Contingent deferred sales charges (note 2) ....            (290)          (281)         (13,552)         (14,857)
  Adjustments to maintain reserves ..............             144           (550)            (186)             293
                                                    -------------  -------------    -------------    -------------
    Net equity transactions .....................        (122,610)      (104,321)      (2,179,869)        (692,998)
                                                    -------------  -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         (77,871)        50,987         (367,601)       3,179,921
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       1,289,328      1,238,341       17,444,026       14,264,105
                                                    -------------  -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $   1,211,457      1,289,328       17,076,425       17,444,026
                                                    =============  =============    =============    =============



                                                               FIDMGIN                         FIDPURTN
                                                     ---------------------------      ---------------------------
                                                         1998            1997             1998            1997
                                                    -------------   -------------   -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     117,953         180,615         443,211          361,432
  Mortality, expense and administration
    charges (note 2) ............................        (234,858)       (171,071)       (173,935)        (129,814)
                                                    -------------   -------------   -------------    -------------
    Net investment activity .....................        (116,905)          9,544         269,276          231,618
                                                    -------------   -------------   -------------    -------------

  Proceeds from mutual fund shares sold .........       1,944,713       2,718,430       1,884,862        1,265,875
  Cost of mutual fund shares sold ...............      (1,734,936)     (2,272,279)     (1,482,526)      (1,040,109)
                                                    -------------   -------------   -------------    -------------
    Realized gain (loss) on investments .........         209,777         446,151         402,336          225,766
  Change in unrealized gain (loss) on investment        4,084,520       1,660,947         177,749          821,043
                                                    -------------   -------------   -------------    -------------
    Net gain (loss) on investments ..............       4,294,297       2,107,098         580,085        1,046,809
                                                    -------------   -------------   -------------    -------------
  Reinvested capital gains ......................         884,756         753,138       1,012,923          536,381
                                                    -------------   -------------   -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       5,062,148       2,869,780       1,862,284        1,814,808
                                                    -------------   -------------   -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       4,957,504       2,893,931       2,895,054        3,077,343
  Transfers between funds .......................        (286,839)     (1,898,187)       (942,420)        (390,612)
  Redemptions ...................................      (1,512,760)       (939,188)     (1,263,833)        (414,158)
  Annuity benefits ..............................               -               -               -                -
  Annual contract maintenance charge (note 2) ...         (16,887)        (12,358)         (9,022)          (6,296)
  Contingent deferred sales charges (note 2) ....         (31,705)        (27,286)        (23,520)         (12,075)
  Adjustments to maintain reserves ..............             251             349              89              105
                                                    -------------   -------------   -------------    -------------
      Net equity transactions ...................       3,109,564          17,261         656,348        2,254,307
                                                    -------------   -------------   -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       8,171,712       2,887,041       2,518,632        4,069,115
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      14,580,812      11,693,771      11,858,759        7,789,644
                                                    -------------   -------------   -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $  22,752,524      14,580,812      14,377,391       11,858,759
                                                    =============   =============   =============    =============


                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                             FIDVIPHI                       FRANMUTSER
                                                    ---------------------------     ---------------------------
                                                       1998             1997            1998             1997
                                                  -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $      19,285           18,061            3,923                -
  Mortality, expense and administration
    charges (note 2) ..........................          (2,858)          (3,314)          (1,297)               -
                                                  -------------    -------------    -------------    -------------
    Net investment activity ...................          16,427           14,747            2,626                -
                                                  -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .......         146,537           39,981           34,211                -
  Cost of mutual fund shares sold .............        (137,310)         (37,078)         (39,523)               -
                                                  -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .......           9,227            2,903           (5,312)               -
  Change in unrealized gain (loss)
       on investments .........................         (46,265)          20,298          (16,432)               -
                                                  -------------    -------------    -------------    -------------
    Net gain (loss) on investments ............         (37,038)          23,201          (21,744)               -
                                                  -------------    -------------    -------------    -------------
  Reinvested capital gains ....................          12,254            2,232           10,640                -
                                                  -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
        equity resulting from operations ......          (8,357)          40,180           (8,478)               -
                                                  -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................               -                -          151,888                -
  Transfers between funds .....................        (132,120)          (4,194)          43,975                -
  Redemptions .................................         (11,242)         (32,145)          (1,472)               -
  Annuity benefits ............................               -                -                -                -
  Annual contract maintenance charge (note 2) .            (110)            (222)             (16)               -
  Contingent deferred sales charges (note 2) ..               -              (95)               -                -
  Adjustments to maintain reserves ............              (4)            (196)              96                -
                                                  -------------    -------------    -------------    -------------
    Net equity transactions ...................        (143,476)         (36,852)         194,471                -
                                                  -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........        (151,833)           3,328          185,993                -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...         273,172          269,844                -                -
                                                  -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $     121,339          273,172          185,993                -
                                                  =============    =============    =============    =============




                                                               JANFUND                          JAN20FD
                                                     ---------------------------      ---------------------------
                                                         1998            1997             1998            1997
                                                    -------------  -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      13,196         26,556           42,176           16,202
  Mortality, expense and administration
    charges (note 2) ............................         (59,083)       (36,518)        (127,040)         (64,389)
                                                    -------------  -------------    -------------    -------------
    Net investment activity .....................         (45,887)        (9,962)         (84,864)         (48,187)
                                                    -------------  -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........         630,648        441,921        2,274,301        2,411,435
  Cost of mutual fund shares sold ...............        (554,019)      (403,087)      (1,711,517)      (2,113,928)
                                                    -------------  -------------    -------------    -------------
    Realized gain (loss) on investments .........          76,629         38,834          562,784          297,507
  Change in unrealized gain (loss) on
   investments ..................................       1,321,824        (64,982)       5,023,354          127,847
                                                    -------------  -------------    -------------    -------------
    Net gain (loss) on investments ..............       1,398,453        (26,148)       5,586,138          425,354
                                                    -------------  -------------    -------------    -------------
  Reinvested capital gains ......................         144,449        543,614           91,123          734,575
                                                    -------------  -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       1,497,015        507,504        5,592,397        1,111,742
                                                    -------------  -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       1,312,739      1,003,807        3,053,816        1,839,757
  Transfers between funds .......................         123,452        441,173        2,754,222          185,607
  Redemptions ...................................        (273,851)      (111,066)        (867,882)        (607,222)
  Annuity benefits ..............................               -              -                -                -
  Annual contract maintenance charge (note 2) ...          (3,757)        (1,046)          (8,378)          (2,887)
  Contingent deferred sales charges (note 2) ....          (5,439)        (1,859)         (17,610)         (17,382)
  Adjustments to maintain reserves ..............              87              5              447               80
                                                    -------------  -------------    -------------    -------------
      Net equity transactions ...................       1,153,231      1,331,014        4,914,615        1,397,953
                                                    -------------  -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       2,650,246      1,838,518       10,507,012        2,509,695
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       3,447,634      1,609,116        5,909,299        3,399,604
                                                    -------------  -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $   6,097,880      3,447,634       16,416,311        5,909,299
                                                    =============  =============    =============    =============


(Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                              JANWRLDWDE                       LAZSMCAP
                                                    ---------------------------     ---------------------------
                                                         1998            1997            1998            1997
                                                    -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      27,824         19,023                -                -
  Mortality, expense and administration
    charges (note 2) ............................         (73,506)       (31,612)               -                -
                                                    -------------  -------------    -------------    -------------
    Net investment activity .....................         (45,682)       (12,589)               -                -
                                                    -------------  -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........       1,326,534        584,448                -                -
  Cost of mutual fund shares sold ...............      (1,091,427)      (530,660)               -                -
                                                    -------------  -------------    -------------    -------------
    Realized gain (loss) on investments .........         235,107         53,788                -                -
  Change in unrealized gain (loss) on investments         896,338        (29,732)               -                -
                                                    -------------  -------------    -------------    -------------
    Net gain (loss) on investments ..............       1,131,445         24,056                -                -
                                                    -------------  -------------    -------------    -------------
  Reinvested capital gains ......................               -        252,002                -                -
                                                    -------------  -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       1,085,763        263,469                -                -
                                                    -------------  -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       2,138,597      1,462,110                -                -
  Transfers between funds .......................         111,111      1,864,319              454                -
  Redemptions ...................................        (301,152)       (78,572)               -                -
  Annuity benefits ..............................               -              -                -                -
  Annual contract maintenance charge (note 2) ...          (5,392)          (773)               -                -
  Contingent deferred sales charges (note 2) ....          (6,090)        (1,044)               -                -
  Adjustments to maintain reserves ..............              70           (145)              16                -
                                                    -------------  -------------    -------------    -------------
      Net equity transactions ...................       1,937,144      3,245,895              470                -
                                                    -------------  -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       3,022,907      3,509,364              470                -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       3,974,671        465,307                -                -
                                                    -------------  -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $   6,997,578      3,974,671              470                -
                                                    =============  =============    =============    =============




                                                               MFSWDGVT                          NWBDFD
                                                     ---------------------------      ---------------------------
                                                         1998            1997             1998            1997
                                                    -------------  -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      46,268         29,388           93,677           99,663
  Mortality, expense and administration
    charges (note 2) ............................          (9,446)       (11,467)         (20,893)         (20,516)
                                                    -------------  -------------    -------------    -------------
    Net investment activity .....................          36,822         17,921           72,784           79,147
                                                    -------------  -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........         254,224        436,153          536,549          485,789
  Cost of mutual fund shares sold ...............        (271,092)      (460,939)        (509,194)        (527,157)
                                                    -------------  -------------    -------------    -------------
    Realized gain (loss) on investments .........         (16,868)       (24,786)          27,355          (41,368)
  Change in unrealized gain (loss) on investments          (1,563)       (14,028)           2,462           78,384
                                                    -------------  -------------    -------------    -------------
    Net gain (loss) on investments ..............         (18,431)       (38,814)          29,817           37,016
                                                    -------------  -------------    -------------    -------------
  Reinvested capital gains ......................               -          3,807                -                -
                                                    -------------  -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          18,391        (17,086)         102,601          116,163
                                                    -------------  -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................          53,676         35,762          373,966          218,598
  Transfers between funds .......................          10,990       (134,039)        (106,283)        (104,705)
  Redemptions ...................................         (84,094)      (161,551)        (479,980)        (130,239)
  Annuity benefits ..............................          (2,578)        (2,597)            (214)            (203)
  Annual contract maintenance charge (note 2) ...          (1,081)        (1,293)          (1,293)          (1,055)
  Contingent deferred sales charges (note 2) ....            (962)        (1,956)            (972)          (2,203)
  Adjustments to maintain reserves ..............             273            156               59                8
                                                    -------------  -------------    -------------    -------------
      Net equity transactions ...................         (23,776)      (265,518)        (214,717)         (19,799)
                                                    -------------  -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........          (5,385)      (282,604)        (112,116)          96,364
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....         761,789      1,044,393        1,713,185        1,616,821
                                                    -------------  -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $     756,404        761,789        1,601,069        1,713,185
                                                    =============  =============    =============    =============


                         NATIONWIDE VARIABLE ACCOUNT
                     STATEMENTS OF OPERATIONS AND CHANGES
                          IN CONTRACT OWNERS' EQUITY
                    YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                               NWFUND                          NWGROFD
                                                    ---------------------------     ---------------------------
                                                         1998            1997            1998            1997
                                                    -------------  -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      58,065         42,568            5,977           31,889
  Mortality, expense and administration
    charges (note 2) ............................         (79,929)       (43,646)         (53,844)         (53,875)
                                                    -------------  -------------    -------------    -------------
    Net investment activity .....................         (21,864)        (1,078)         (47,867)         (21,986)
                                                    -------------  -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........       2,006,814        422,079        2,457,885          615,042
  Cost of mutual fund shares sold ...............      (1,061,945)      (247,136)      (1,632,831)        (367,660)
                                                    -------------  -------------    -------------    -------------
    Realized gain (loss) on investments .........         944,869        174,943          825,054          247,382
  Change in unrealized gain (loss) on investments         168,811        627,149         (146,456)         124,155
                                                    -------------  -------------    -------------    -------------
    Net gain (loss) on investments ..............       1,113,680        802,092          678,598          371,537
                                                    -------------  -------------    -------------    -------------
  Reinvested capital gains ......................         351,018        218,982          224,429          533,665
                                                    -------------  -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       1,442,834      1,019,996          855,160          883,216
                                                    -------------  -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       2,518,633        613,432          390,995          163,823
  Transfers between funds .......................         286,664        548,513         (150,263)           2,896
  Redemptions ...................................      (1,272,428)      (165,231)      (1,950,035)        (318,735)
  Annuity benefits ..............................          (1,645)        (1,292)          (1,563)          (1,330)
  Annual contract maintenance charge (note 2) ...          (5,526)        (1,864)          (3,472)          (2,546)
  Contingent deferred sales charges (note 2) ....          (5,815)          (600)          (4,096)          (4,373)
  Adjustments to maintain reserves ..............            (970)        (1,053)             524              396
                                                    -------------  -------------    -------------    -------------
      Net equity transactions ...................       1,518,913        991,905       (1,717,910)        (159,869)
                                                    -------------  -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       2,961,747      2,011,901         (862,750)         723,347
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       4,500,730      2,488,829        4,406,739        3,683,392
                                                    -------------  -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $   7,462,477      4,500,730        3,543,989        4,406,739
                                                    =============  =============    =============    =============




                                                               NWMYMKT                          NWUSGVT
                                                     ---------------------------      ---------------------------
                                                         1998            1997             1998            1997
                                                    -------------   -------------   -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     461,473         427,521          14,221            2,659
  Mortality, expense and administration
    charges (note 2) ............................        (122,488)       (111,984)         (3,754)            (600)
                                                    -------------   -------------   -------------    -------------
    Net investment activity .....................         338,985         315,537          10,467            2,059
                                                    -------------   -------------   -------------    -------------

  Proceeds from mutual fund shares sold .........      13,390,890      14,140,604         370,513           49,603
  Cost of mutual fund shares sold ...............     (13,390,890)    (14,140,604)       (365,796)         (49,605)
                                                    -------------   -------------   -------------    -------------
    Realized gain (loss) on investments .........               -               -           4,717               (2)
  Change in unrealized gain (loss) on investments               -               -          (8,808)           1,852
                                                    -------------   -------------   -------------    -------------
    Net gain (loss) on investments ..............               -               -          (4,091)           1,850
                                                    -------------   -------------   -------------    -------------
  Reinvested capital gains ......................               -               -           3,694                -
                                                    -------------   -------------   -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         338,985         315,537          10,070            3,909
                                                    -------------   -------------   -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       6,108,738       4,503,576         292,897           34,673
  Transfers between funds .......................         188,506      (3,008,782)        147,064          (23,833)
  Redemptions ...................................      (2,839,314)     (1,686,416)         (7,884)          (5,095)
  Annuity benefits ..............................          (1,725)         (1,551)              -                -
  Annual contract maintenance charge (note 2) ...          (8,599)         (7,909)           (162)             (40)
  Contingent deferred sales charges (note 2) ....         (48,336)        (24,598)           (105)            (238)
  Adjustments to maintain reserves ..............           1,133             309             796               (6)
                                                    -------------   -------------   -------------    -------------
      Net equity transactions ...................       3,400,403        (225,371)        432,606            5,461
                                                    -------------   -------------   -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       3,739,388          90,166         442,676            9,370
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       7,765,550       7,675,384          75,160           65,790
                                                    -------------   -------------   -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $  11,504,938       7,765,550         517,836           75,160
                                                    =============   =============   =============    =============



(Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                             NBGENESTR                       NBGUARD TR
                                                     ---------------------------     ---------------------------
                                                         1998            1997            1998            1997
                                                    -------------  -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       3,629              -           43,561           43,637
  Mortality, expense and administration
    charges (note 2) ............................          (5,221)             -         (102,643)         (90,339)
                                                    -------------  -------------    -------------    -------------
    Net investment activity .....................          (1,592)             -          (59,082)         (46,702)
                                                    -------------  -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........          46,166              -        1,421,419          852,547
  Cost of mutual fund shares sold ...............         (51,966)             -       (1,295,137)        (629,818)
                                                    -------------  -------------    -------------    -------------
    Realized gain (loss) on investments .........          (5,800)             -          126,282          222,729
  Change in unrealized gain (loss) on investments         (47,655)             -       (1,131,594)        (237,797)
                                                    -------------  -------------    -------------    -------------
    Net gain (loss) on investments ..............         (53,455)             -       (1,005,312)         (15,068)
                                                    -------------  -------------    -------------    -------------
  Reinvested capital gains ......................           6,048              -        1,110,714        1,010,701
                                                    -------------  -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (48,999)             -           46,320          948,931
                                                    -------------  -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         361,520              -        1,484,830        1,854,345
  Transfers between funds .......................         323,146              -       (1,057,014)          13,046
  Redemptions ...................................         (10,080)             -         (595,129)        (394,887)
  Annuity benefits ..............................               -              -                -                -
  Annual contract maintenance charge (note 2) ...             (57)             -           (5,098)          (3,499)
  Contingent deferred sales charges (note 2) ....             (76)             -           (8,659)          (9,677)
  Adjustments to maintain reserves ..............             267              -               (9)              88
                                                    -------------  -------------    -------------    -------------
      Net equity transactions ...................         674,720              -         (181,079)       1,459,416
                                                    -------------  -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         625,721              -         (134,759)       2,408,347
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....               -              -        7,634,575        5,226,228
                                                    -------------  -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $     625,721              -        7,499,816        7,634,575
                                                    =============  =============    =============    =============




                                                              NBLTDMAT                         NBPARTFD
                                                     ---------------------------      ---------------------------
                                                        1998            1997             1998            1997
                                                    -------------  -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      50,742         51,322                -           42,968
  Mortality, expense and administration
    charges (note 2) ............................         (11,240)       (10,612)        (112,673)         (75,592)
                                                    -------------  -------------    -------------    -------------
    Net investment activity .....................          39,502         40,710         (112,673)         (32,624)
                                                    -------------  -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........         212,801        512,384        1,369,375          893,439
  Cost of mutual fund shares sold ...............        (213,183)      (510,665)      (1,169,514)        (640,676)
                                                    -------------  -------------    -------------    -------------
    Realized gain (loss) on investments .........            (382)         1,719          199,861          252,763
  Change in unrealized gain (loss) on investments         (12,717)         1,619         (542,191)        (202,544)
                                                    -------------  -------------    -------------    -------------
    Net gain (loss) on investments ..............         (13,099)         3,338         (342,330)          50,219
                                                    -------------  -------------    -------------    -------------
  Reinvested capital gains ......................               -              -          808,960        1,320,713
                                                    -------------  -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          26,403         44,048          353,957        1,338,308
                                                    -------------  -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         348,091        352,479        3,047,800        1,735,386
  Transfers between funds .......................        (146,743)      (302,390)        (551,497)         616,650
  Redemptions ...................................         (31,227)      (126,409)        (922,110)        (393,918)
  Annuity benefits ..............................               -              -                -                -
  Annual contract maintenance charge (note 2) ...            (396)          (256)          (7,349)          (3,385)
  Contingent deferred sales charges (note 2) ....            (183)        (3,195)         (18,634)         (12,603)
  Adjustments to maintain reserves ..............             225             (2)             (27)              (5)
                                                    -------------  -------------    -------------    -------------
      Net equity transactions ...................         169,767        (79,773)       1,548,183        1,942,125
                                                    -------------  -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         196,170        (35,725)       1,902,140        3,280,433
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....         785,148        820,873        7,426,836        4,146,403
                                                    -------------  -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $     981,318        785,148        9,328,976        7,426,836
                                                    =============  =============    =============    =============



                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                               OPPGLOB                        PHXBALFD
                                                     ---------------------------     ---------------------------
                                                        1998            1997            1998            1997
                                                    -------------  -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      61,774         96,072           18,333           15,090
  Mortality, expense and administration
    charges (note 2) ............................         (85,201)       (65,639)          (9,786)          (7,320)
                                                    -------------  -------------    -------------    -------------
    Net investment activity .....................         (23,427)        30,433            8,547            7,770
                                                    -------------  -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........       2,675,792      1,614,192          143,908          215,973
  Cost of mutual fund shares sold ...............      (2,232,654)    (1,233,355)        (144,310)        (218,348)
                                                    -------------  -------------    -------------    -------------
    Realized gain (loss) on investments .........         443,138        380,837             (402)          (2,375)
  Change in unrealized gain (loss) on investments        (210,371)      (186,375)          80,132           (8,166)
                                                    -------------  -------------    -------------    -------------
    Net gain (loss) on investments ..............         232,767        194,462           79,730          (10,541)
                                                    -------------  -------------    -------------    -------------
  Reinvested capital gains ......................         475,445        665,438           29,498           93,626
                                                    -------------  -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         684,785        890,333          117,775           90,855
                                                    -------------  -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       1,551,016      1,205,785          143,962          213,816
  Transfers between funds .......................         (79,722)       (95,415)         (31,417)        (146,863)
  Redemptions ...................................        (562,042)      (404,533)         (95,632)         (24,836)
  Annuity benefits ..............................               -              -                -                -
  Annual contract maintenance charge (note 2) ...          (5,709)        (3,916)            (749)            (292)
  Contingent deferred sales charges (note 2) ....         (12,575)       (13,137)          (1,821)          (1,026)
  Adjustments to maintain reserves ..............          (5,842)            76               (7)               -
                                                    -------------  -------------    -------------    -------------
      Net equity transactions ...................         885,126        688,860           14,336           40,799
                                                    -------------  -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       1,569,911      1,579,193          132,111          131,654
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       5,695,782      4,116,589          663,764          532,110
                                                    -------------  -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $   7,265,693      5,695,782          795,875          663,764
                                                    =============  =============    =============    =============






                                                                 PRINT                           PRSMCAP
                                                     ---------------------------      ---------------------------
                                                        1998            1997             1998            1997
                                                    -------------  -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................... $             -              -                -                -
  Mortality, expense and administration
    charges (note 2) ............................               -              -                -                -
                                                    -------------  -------------    -------------    -------------
    Net investment activity .....................               -              -                -                -
                                                    -------------  -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........               -              -                -                -
  Cost of mutual fund shares sold ...............               -              -                -                -
                                                    -------------  -------------    -------------    -------------
    Realized gain (loss) on investments .........               -              -                -                -
  Change in unrealized gain (loss) on investments               -              -                -                -
                                                    -------------  -------------    -------------    -------------
    Net gain (loss) on investments ..............               -              -                -                -
                                                    -------------  -------------    -------------    -------------
  Reinvested capital gains ......................               -              -                -                -
                                                    -------------  -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........               -              -                -                -
                                                    -------------  -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................               -              -                -                -
  Transfers between funds .......................           1,815              -              454                -
  Redemptions ...................................               -              -                -                -
  Annuity benefits ..............................               -              -                -                -
  Annual contract maintenance charge (note 2) ...               -              -                -                -
  Contingent deferred sales charges (note 2) ....               -              -                -                -
  Adjustments to maintain reserves ..............               1              -               12                -
                                                    -------------  -------------    -------------    -------------
      Net equity transactions ...................           1,816              -              466                -
                                                    -------------  -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........           1,816              -              466                -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....               -              -                -                -
                                                    -------------  -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $       1,816              -              466                -
                                                    =============  =============    =============    =============


 (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                               STTOTRET                        TEMFORFD
                                                    ---------------------------     ---------------------------
                                                           1998            1997            1998            1997
                                                    -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       4,227          9,509          111,484          141,805
  Mortality, expense and administration
    charges (note 2) ............................         (22,635)       (18,949)         (59,378)         (59,161)
                                                    -------------  -------------    -------------    -------------
    Net investment activity .....................         (18,408)        (9,440)          52,106           82,644
                                                    -------------  -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........         377,041        383,941        1,293,020          662,819
  Cost of mutual fund shares sold ...............        (384,883)      (343,668)      (1,287,738)        (572,838)
                                                    -------------  -------------    -------------    -------------
    Realized gain (loss) on investments .........          (7,842)        40,273            5,282           89,981
  Change in unrealized gain (loss) on investments         473,589        (72,806)        (678,199)        (364,660)
                                                    -------------  -------------    -------------    -------------
    Net gain (loss) on investments ..............         465,747        (32,533)        (672,917)        (274,679)
                                                    -------------  -------------    -------------    -------------
  Reinvested capital gains ......................          21,813        333,588          328,019          373,056
                                                    -------------  -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         469,152        291,615         (292,792)         181,021
                                                    -------------  -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         307,761        396,146          917,664        1,244,024
  Transfers between funds .......................        (207,357)        39,129         (948,243)         175,787
  Redemptions ...................................        (154,396)      (178,732)        (423,401)        (209,477)
  Annuity benefits ..............................               -              -                -                -
  Annual contract maintenance charge (note 2) ...          (1,357)          (635)          (3,898)          (2,245)
  Contingent deferred sales charges (note 2) ....          (2,073)        (4,415)          (5,931)          (6,278)
  Adjustments to maintain reserves ..............              34            161              (65)             (47)
                                                    -------------  -------------    -------------    -------------
      Net equity transactions ...................         (57,388)       251,654         (463,874)       1,201,764
                                                    -------------  -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         411,764        543,269         (756,666)       1,382,785
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       1,613,016      1,069,747        4,826,284        3,443,499
                                                    -------------  -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $   2,024,780      1,613,016        4,069,618        4,826,284
                                                    =============  =============    =============    =============





                                                               WPEMGRO                         WPGIFXINC
                                                     ---------------------------      ---------------------------
                                                         1998            1997             1998            1997
                                                    -------------  -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $           -              -            3,459                -
  Mortality, expense and administration
    charges (note 2) ............................         (61,048)       (49,041)            (821)               -
                                                    -------------  -------------    -------------    -------------
    Net investment activity .....................         (61,048)       (49,041)           2,638                -
                                                    -------------  -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........       1,097,855      1,065,213            8,819                -
  Cost of mutual fund shares sold ...............        (912,250)      (995,193)          (8,789)               -
                                                    -------------  -------------    -------------    -------------
    Realized gain (loss) on investments .........         185,605         70,020               30                -
  Change in unrealized gain (loss) on investments          95,404        399,868            1,566                -
                                                    -------------  -------------    -------------    -------------
    Net gain (loss) on investments ..............         281,009        469,888            1,596                -
                                                    -------------  -------------    -------------    -------------
  Reinvested capital gains ......................               -        263,613                -                -
                                                    -------------  -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         219,961        684,460            4,234                -
                                                    -------------  -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       1,272,369      1,083,873           64,115                -
  Transfers between funds .......................        (414,970)        57,962           81,989                -
  Redemptions ...................................        (547,689)      (298,254)            (400)               -
  Annuity benefits ..............................               -              -                -                -
  Annual contract maintenance charge (note 2) ...          (3,914)        (1,806)              (3)               -
  Contingent deferred sales charges (note 2) ....         (13,328)       (10,397)             (25)               -
  Adjustments to maintain reserves ..............             (10)            (4)              53                -
                                                    -------------  -------------    -------------    -------------
      Net equity transactions ...................         292,458        831,374          145,729                -
                                                    -------------  -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         512,419      1,515,834          149,963                -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       4,480,173      2,964,339                -                -
                                                    -------------  -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $   4,992,592      4,480,173          149,963                -
                                                    =============  =============    =============    =============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                           NATIONWIDE VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 1998 and 1997



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              American Century: Benham Short-Term Government Fund (ACBenSTGvt)
              American Century: Income & Growth Fund (ACIncGro)
              American Century: Twentieth Century Growth Fund (ACTCGro)
              American Century: Twentieth Century International Growth Fund (ACTCIntlGr)
              American Century: Twentieth Century Ultra Fund (ACTCUltra)
              Delaware Group Delchester High-Yield Bond Fund, Inc. - Delchester Fund Institutional Class (DeHYBd)
              Dreyfus A Bonds Plus, Inc. (DryABds)
              Dreyfus Appreciation Fund, Inc. (DryApp)
              Dreyfus Balanced Fund, Inc. (DryBal)
              Dreyfus S&P 500 Index Fund (Dry500Ix)
              The Dreyfus Third Century Fund, Inc. (Dry3dCen)
              Evergreen Income and Growth Fund - Class Y (EvIncGro)
              Federated High Yield Trust (FedHiYld)
              Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F (FedBdFd)
              Fidelity Advisor Balanced Fund - Class T (FABal)
              Fidelity Advisor Equity Income Fund - Class T (FAEqInc)
              Fidelity Advisor Growth Opportunities Fund - Class T (FAGrOpp)
              Fidelity Advisor High Yield Fund - Class T (FAHiYld)
              Fidelity Asset Manager(TM) (FidAsMgr)
              Fidelity Capital & Income Fund (FidCapInc)
                (not available for additional purchase payments or exchanges after May 1, 1991)
              Fidelity Equity-Income Fund (FidEqInc)
              Fidelity Magellan(R) Fund (FidMgln)
              Fidelity Puritan(R) Fund (FidPurtn)



              Portfolio of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                (not available for additional purchase payments or exchanges after December 1, 1993)
              Franklin Mutual Series Fund Inc. - Mutual Shares Fund - Class I (FranMutSer)
              INVESCO Dynamics Fund (InvDynam)
              Janus Fund (JanFund)
              Janus Twenty Fund (Jan20Fd)
              Janus Worldwide Fund (JanWrldwde)
              Lazard Small Cap Portfolio - Open Shares (LazSmCap)
              MFS(R) World Governments Fund - Class A (MFSWdGvt)
              Nationwide(R) Bond Fund - Class D (NWBdFd) (managed for a fee by an affiliated investment advisor)
              Nationwide(R) Fund - Class D (NWFund) (managed for a fee by an affiliated investment advisor)
              Nationwide(R) Growth Fund - Class D (NWGroFd) (managed for a fee by an affiliated investment advisor)
              Nationwide(R) Money Market Fund (NWMyMkt) (managed for a fee by an affiliated investment advisor)
              Nationwide(R) Intermediate U.S. Government Bond Fund - Class D (NWUSGvt)
                (formerly Nationwide U.S. Government Income Fund)
                (managed for a fee by an affiliated investment advisor)
              Nationwide S&P 500(R) Index Fund - Class R (NWIndxFd)
                (managed for a fee by an affiliated investment advisor)
              Neuberger & Berman Genesis Trust (NBGenesTr)
                (available only for contracts established prior to March 6, 1998)
              Neuberger & Berman Guardian Trust (NBGuardTr)
              Neuberger & Berman Limited Maturity Bond Fund (NBLtdMat)
              Neuberger & Berman Partners Fund (NBPartFd)
              Oppenheimer Global Fund - Class A (OppGlob)
              Phoenix Balanced Fund Series - Class A (PhxBalFd)
              Prestige Balanced Fund - Class A (PrBal) (managed for a fee by an affiliated investment advisor)
              Prestige International Fund - Class A (PrInt) (managed for a fee by an affiliated investment advisor)
              Prestige Large Cap Growth Fund - Class A (PrLgCapGro)
                (managed for a fee by an affiliated investment advisor)
              Prestige Large Cap Value Fund - Class A (PrLgCapVal)
                (managed for a fee by an affiliated investment advisor)
              Prestige Small Cap Fund - Class A (PrSmCap) (managed for a fee by an affiliated investment advisor)
              Strong Common Stock Fund, Inc. (StComStk)
              Strong Total Return Fund, Inc. (StTotRet)
              Templeton Foreign Fund - Class I (TemForFd)
              Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)
              Warburg Pincus Global Fixed-Income Fund - Common Shares (WPGlFxInc)

         At December 31, 1998, contract owners have not invested in all of the above funds except for INVESCO Dynamics Fund, Nationwide S&P 500(R) Index Fund - Class R, Prestige Balanced Fund - Class A, Prestige Large Cap Growth Fund - Class A, Prestige Large Cap Value Fund - Class A and Strong Common Stock Fund, Inc. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

         The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

         The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) for contracts issued prior to January 1, 1993, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after January 1, 1993, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  RELATED PARTY TRANSACTIONS

         The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

         The following is a summary of contract owners' equity at December 31, 1998, for each series, in both the accumulation and payout phases.

                                                                                        ANNUAL
Contract owners' equity represented by:            UNITS     UNIT VALUE                RETURN(B)
                                                  -------    ----------                ---------
       Contracts in accumulation phase:

American Century: Benham
Short-Term Government Fund:
   Tax qualified ........................         131,664     23.012292      $3,029,890      5%

American Century: Income & Growth Fund:
   Tax qualified ........................         397,026     17.640513       7,003,742     26%

American Century: Twentieth Century
Growth Fund:
   Tax qualified ........................         150,519     88.518097      13,323,655     35%

American Century: Twentieth Century
International Growth Fund:
   Tax qualified ........................          48,212     18.416900         887,916     17%

American Century: Twentieth Century
Ultra Fund:
   Tax qualified ........................         784,677     22.284614      17,486,224     33%

Delaware Group Delchester High-Yield
Bond Fund, Inc. - Delchester Fund
Institutional Class:
   Tax qualified ........................          73,489     14.911925       1,095,862     (3)%

Dreyfus A Bonds Plus, Inc.:
   Tax qualified ........................         174,256     12.008201       2,092,501      1%

Dreyfus Appreciation Fund, Inc.:
   Tax qualified ........................          56,370     12.724781         717,296     27%(a)

Dreyfus Balanced Fund, Inc.:
   Tax qualified ........................          14,859     10.755504         159,816      8%(a)

Dreyfus S&P 500 Index Fund:
   Tax qualified ........................         429,513     28.976575      12,445,816     26%

The Dreyfus Third Century Fund, Inc.:
   Tax qualified ........................          41,708     25.825514       1,077,131     28%

Evergreen Income and Growth
Fund - Class Y:
   Tax qualified ........................          75,243     17.031564       1,281,506     (2)%

Federated High Yield Trust:
   Tax qualified ........................          49,055      9.976102         489,378      0%

Federated Investment Series Funds, Inc. -
Federated Bond Fund - Class F:
   Tax qualified ........................         104,392     11.547474       1,205,464      4%

Fidelity Advisor Balanced Fund - Class T:
   Tax qualified ........................          31,056     14.984876         465,370     14%

Fidelity Advisor Equity Income
Fund - Class T:
   Tax qualified ........................         103,814     16.455574       1,708,319      5%



 Fidelity Advisor Growth Opportunities
 Fund - Class T:
    Tax qualified..............................   391,088     18.629791      7,285,888     22%

 Fidelity Advisor High Yield Fund - Class T:
    Tax qualified..............................   223,247     12.545500      2,800,745     (2)%

 Fidelity Asset Manager(TM):
    Tax qualified..............................   240,850     17.206302      4,144,138     15%

 Fidelity Capital & Income Fund:
    Tax qualified..............................    24,848     48.330455      1,200,915      3%

 Fidelity Equity-Income Fund:
    Tax qualified..............................   216,592     78.774753     17,061,981     11%

 Fidelity Magellan(R) Fund:
    Tax qualified..............................   775,189     29.350937     22,752,524     32%

 Fidelity Puritan(R) Fund:
    Tax qualified..............................   631,678     22.760633     14,377,391     15%

 Fidelity VIP - High Income Portfolio:
    Tax qualified..............................     5,077     23.899779        121,339     (6)%

 Franklin Mutual Series Fund Inc. -
 Mutual Shares Fund - Class I:
    Tax qualified .............................    18,848      9.868029        185,993     (1)%(a)

 Janus Fund:
    Tax qualified .............................   303,830     20.070038      6,097,880     37%

 Janus Twenty Fund:
    Tax qualified .............................   507,576     32.342568     16,416,311     71%

 Janus Worldwide Fund:
    Tax qualified .............................   459,107     15.241714      6,997,578     24%

 Lazard Small Cap Portfolio - Open Shares:
    Tax qualified .............................        45     10.448830            470      4%(a)

 MFS(R) World Governments Fund - Class A:
    Tax qualified .............................    19,990     37.527462        750,174      3%

 Nationwide(R) Bond Fund - Class D:
    Tax qualified .............................    36,470     43.667785      1,592,564      7%
    Non-tax qualified .........................       148     43.480582          6,435      7%

 Nationwide(R) Fund - Class D:
    Tax qualified .............................    59,155     25.467347      7,422,021     29%
    Non-tax qualified .........................       176     30.686988         23,001     29%

 Nationwide(R) Growth Fund - Class D:
    Tax qualified .............................    30,515     14.746202      3,501,480     22%
    Non-tax qualified .........................       218     21.157545         26,412     22%

 Nationwide(R) Money Market Fund:
    Tax qualified - Pre 12/25/82 ..............    32,588     26.532610        864,645      4%
    Tax qualified .............................   503,152     21.071063     10,601,947      4%
    Non-tax qualified .........................       841     26.700292         22,455      4%

 Nationwide(R) Intermediate U.S.
 Government Bond Fund - Class D:
    Tax qualified .............................    43,459     11.915504        517,836      7%



 Neuberger & Berman Genesis Trust
    Tax qualified .............................    67,525      9.266508        625,721     (7)%(a)

 Neuberger & Berman Guardian Trust:
    Tax qualified .............................   436,072     17.198573      7,499,816      1%

 Neuberger & Berman Limited Maturity
 Bond Fund:
    Tax qualified .............................    81,393     12.056542        981,318      3%

 Neuberger & Berman Partners Fund:
    Tax qualified .............................   374,224     24.928856      9,328,976      5%

 Oppenheimer Global Fund - Class A:
    Tax qualified .............................   301,407     24.105920      7,265,693     11%

 Phoenix Balanced Fund Series - Class A:
    Tax qualified .............................    47,793     16.652539        795,875     17%

 Prestige International Fund - Class A:
    Tax qualified .............................       181     10.035113          1,816      0%(a)

 Prestige Small Cap Fund - Class A:
    Tax qualified .............................        45     10.359298            466      4%(a)

 Strong Total Return Fund, Inc.:
    Tax qualified .............................    75,602     26.782090      2,024,780     30%

 Templeton Foreign Fund - Class I:
    Tax qualified .............................   318,666     12.770793      4,069,618     (6)%

 Warburg Pincus Emerging Growth
 Fund - Common Shares:
    Tax qualified .............................   338,034     14.769496      4,992,592      4%

 Warburg Pincus Global Fixed-Income
 Fund - Common Shares:
    Tax qualified .............................    14,079     10.651516        149,963      7%(a)
                                                   ======     =========

 Reserves for annuity contracts in payout phase:
    Tax qualified .............................                                247,310
                                                                         -------------
                                                                         $ 227,225,953
                                                                         =============



(a) This investment option was not being utilized for the entire period. Accordingly, the annual return was computed for such period as the investment option was utilized.

(b) The annual return does not include contract charges satisfied by surrendering units.

--------------------------------------------------------------------------------
                                       24

--------------------------------------------------------------------------------

                          Independent Auditors' Report
                          ----------------------------


The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 5, 1999

--------------------------------------------------------------------------------

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                                       26

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                                       27

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE
PLAZA o COLUMBUS, OHIO 43215-2220

                                                      --------------
                                                        Bulk Rate
                                                       U.S. Postage
                                                           PAID
                                                      Columbus, Ohio
                                                      Permit No. 521
                                                      --------------




Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company